PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

THE PARNASSUS FUND

Portfolio of Investments as of September 30, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Computer Peripherals
280,300	Seagate Technology	1.4%	$3,397,236

	Consulting Services
118,000	Cognizant Technology Solutions Corp. [1]	1.1%	$2,693,940

	Financial Services
240,000	American Express Co.		$8,503,200
420,000	First Horizon National Corp. [1]		3,990,000
60,000	Goldman Sachs Group Inc.		7,680,000
25,000	Paychex Inc.		825,750
100,000	SLM Corp. [1]		1,234,000
300,000	Wells Fargo & Co. [2]		11,259,000
		13.9%	$33,491,950

	Food Products
70,000	Sysco Corp.	0.9%	$2,158,100

	Home Builders
800,000	DR Horton Inc. [2]		$10,416,000
300,000	KB Home [2]		5,904,000
700,000	Pulte Homes Inc. [2]		9,779,000
300,000	Toll Brothers Inc. [1,2]		7,569,000
		14.1%	$33,668,000

	Home Products
60,000	WD-40 Co. [2]	0.9%	$2,155,800

	Industrial Manufacturing
45,000	3M Co.		$3,073,950
35,000	Cooper Industries Ltd.		1,398,250
190,000	Teleflex Inc.		12,063,100
		6.9%	$16,535,300

	Insurance
320,000	Tower Group Inc. [2]	3.1%	$7,539,200

	Internet
24,000	Google Inc. [1]	4.0%	$9,719,760

	Machinery
90,000	Graco Inc. [2]	1.3%	$3,204,900

	Natural Gas
35,000	Quicksilver Resources Inc. [1]	0.3%	$687,050

	Networking Products
325,000	Cisco Systems Inc. [1]	3.1%	$7,332,000

	Oil & Gas
270,000	Valero Energy Corp.		$8,181,000
100,000	W&T Offshore Inc. [2]		2,729,000
		4.5%	$10,910,000

	Pharmaceuticals
180,000	Valeant Pharmaceuticals International [1,2]	1.5%	$3,684,600

	Real Estate Investment Trusts
80,000	ProLogis [2]	1.4%	$3,301,600

	Retail
85,000	Best Buy Co., Inc.		$3,187,500
260,000	Lowe's Cos., Inc.		6,159,400
170,000	Target Corp.		8,338,500
120,000	Walgreen Co.		3,715,200
75,000	Whole Foods Market Inc. [2]		1,502,250
		9.6%	$22,902,850

	Semiconductor Capital Equipment
400,000	Applied Materials Inc.		$6,052,000
120,000	Cognex Corp. [2]		2,419,200
110,000	Cymer Inc. [1,2]		2,786,300
220,000	Lam Research Corp. [1]		6,927,800
		7.6%	$18,185,300

	Semiconductors
310,000	Altera Corp.		$6,410,800
560,000	Intel Corp.		10,488,800
1,000,000	Lattice Semiconductor Corp. [1]		2,060,000
40,000	Microchip Technology Inc.		1,177,200
340,000	Texas Instruments Inc.		7,310,000
		11.5%	$27,446,800

	Software
100,000	Autodesk Inc. [1]		$3,355,000
30,000	Citrix Systems Inc. [1]		757,800
50,000	Intuit Inc. [1]		1,580,500
		2.4%	$5,693,300

	Telecommunication Equipment
600,000	Ciena Corp. [1,2]		$6,048,000
390,000	Corning Inc.		6,099,600
1,500,000	Powerwave Technologies Inc. [1,2]		5,940,000
		7.5%	$18,087,600

	Waste Management
130,000	Waste Management Inc.	1.7%	$4,093,700

	Total investment in equities
	(cost $253,139,897)	98.7%	$236,888,986

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Albina Community Bank
	3.34%, matures 01/24/2009		$98,743
100,000	Carver Federal Savings Bank
	3.75%, matures 02/04/2009		98,619
100,000	Community Bank of the Bay
	2.27%, matures 09/06/2009		96,274
100,000	Latino Community Credit Union
	3.30%, matures 02/20/2009		98,448
100,000	Louisville Community Development Bank
	2.25%, matures 05/10/2009		97,578
100,000	Opportunities Credit Union
	2.00%, matures 04/25/2009		97,743
100,000	Self-Help Credit Union
	3.47%, matures 01/14/2009		98,853
100,000	Southern Bancorp
	4.15%, matures 01/12/2009		98,875
100,000	Wainwright Bank & Trust Co.
	3.11%, matures 01/31/2009		98,667
		0.4%	$883,800

	Registered Investment Companies -
	Money Market Funds
6,934	Evergreen U.S. Government Fund
	variable rate, 2.05%		$6,934
1,913,398	Janus Government Fund
	variable rate, 2.25%		1,913,398
7,312	SSGA U.S. Government Fund
	variable rate, 1.85%		7,312
		0.8%	$1,927,644

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2009		$95,529
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2009		95,529
100,000	Root Capital Loan Fund
	2.00%, matures 03/16/2009		97,271
100,000	Vermont Community Loan Fund
	3.00%, matures 12/15/2008		98,796
		0.1%	$387,125

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
33,082,755	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 2.83%	13.8%	$33,082,755

	Total short-term securities
	(cost $36,281,324)	15.1%	$36,281,324

	Total securities
	(cost $289,421,221)	113.8%	$273,170,310

	Payable upon return of securities loaned	-13.8%	$(33,082,755)

	Other assets and liabilities - net	0.0%	$(79,965)

	Total net assets	100.0%	$240,007,590

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2008.
The total value of the securities on loan at September 30, 2008 was $33,291,869.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of September 30, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$253,554,829
Unrealized appreciation	$15,732,529
Unrealized depreciation	(32,398,372)

Net unrealized appreciation (depreciation)	$(16,665,843)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Fund investments and other financial instruments which are carried at fair value, as of September 30, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$238,816,630	$-
Level 2	-	-
Level 3	1,270,925	-
Total	$240,087,555	$-

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$1,280,065	$-
Accrued discounts/premiums amortization	(9,140)	-
Realized gain(loss)	-	-
Change in unrealized appreciation/depreciation	-	-
Net purchases(sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$1,270,925	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS MID-CAP FUND

Portfolio of Investments as of September 30, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
4,500	Coach Inc. [1]		$112,680
4,000	Liz Claiborne Inc.		65,720
		3.0%	$178,400

	Computer Peripherals
18,000	Seagate Technology	3.6%	$218,160

	Consulting Services
10,000	Cognizant Technology Solutions Corp. [1]	3.8%	$228,300

	Data Processing
3,000	SEI Investments Co.	1.1%	$66,600

	Financial Services
21,000	First Horizon National Corp. [1]		$199,500
3,500	Paychex Inc.		115,605
5,000	SLM Corp. [1]		61,700
		6.2%	$376,805

	Food Products
5,000	Sysco Corp.	2.6%	$154,150

	Healthcare Services
9,000	IMS Health Inc.	2.9%	$170,190

	Home Builders
26,000	DR Horton Inc.		$338,520
18,000	Pulte Homes Inc.		251,460
6,500	Toll Brothers Inc. [1]		163,995
		12.6%	$753,975

	Industrial Manufacturing
2,000	Cooper Industries Ltd.		$79,900
6,000	Teleflex Inc.		380,940
		7.6%	$460,840

	Natural Gas
4,000	MDU Resources Group Inc.		$116,000
3,000	Southern Union Co.		61,950
		3.0%	$177,950

	Oil & Gas
4,000	Sunoco Inc.	2.4%	$142,320

	Real Estate Investment Trusts
3,000	ProLogis	2.1%	$123,810

	Retail
5,500	Best Buy Co., Inc.		$206,250
6,000	Nordstrom Inc.		172,920
3,000	Whole Foods Market Inc.		60,090
		7.3%	$439,260

	Semiconductor Capital Equipment
8,000	Lam Research Corp. [1]	4.2%	$251,920

	Semiconductors
9,000	Altera Corp.		$186,120
2,500	Linear Technology Corp.		76,650
10,000	Microchip Technology Inc.		294,300
21,000	Micron Technology Inc. [1]		85,050
19,000	NVIDIA Corp. [1]		203,490
		14.1%	$845,610

	Software
3,500	Autodesk Inc. [1]		$117,425
10,000	Citrix Systems Inc. [1]		252,600
7,500	Intuit Inc. [1]		237,075
4,000	Synopsys Inc. [1]		79,800
		11.4%	$686,900

	Waste Management
6,500	Waste Management Inc.	3.4%	$204,685

	Total investment in equities
	(cost $6,257,914)	91.3%	$5,479,875

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
227,271	Janus Government Fund
	variable rate, 2.25%		$227,271
220,287	SSGA U.S. Government Fund
	variable rate, 1.85%		220,287
		7.5%	$447,558

	Total short-term securities
	(cost $447,558)	7.5%	$447,558

	Total securities
	(cost $6,705,472)	98.8%	$5,927,433

	Other assets and liabilities - net	1.2%	$76,489

	Total net assets	100.0%	$6,003,922

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Mid-Cap
Fund

Cost of long-term investments	$6,265,430
Unrealized appreciation	$227,330
Unrealized depreciation	(1,012,885)

Net unrealized appreciation (depreciation)	$(785,555)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Mid-Cap Fund investments and other financial instruments which are carried at fair value, as of September 30, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$5,927,433	$-
Level 2	-	-
Level 3	-	-
Total	$5,927,433	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of September 30, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Building Materials
8,000	Simpson Manufacturing Co., Inc.	0.6%	$216,720

	Data Processing
20,000	Jack Henry & Associates Inc.	1.0%	$406,600

	Electric Motors
11,000	Baldor Electric Co.	0.8%	$316,910

	Financial Services
40,000	First Horizon National Corp. [1]	1.0%	$380,000

	Footwear
25,000	K-Swiss Inc.	1.1%	$435,000

	Healthcare Products
65,000	Align Technology Inc. [1]	1.8%	$703,950

	Healthcare Services
10,000	Chemed Corp.	1.1%	$410,600

	Home Builders
55,000	KB Home		$1,082,400
60,000	Pulte Homes Inc.		838,200
20,000	Toll Brothers Inc. [1]		504,600
		6.3%	$2,425,200

	Home Products
12,500	WD-40 Co.	1.2%	$449,125

	Industrial Manufacturing
20,000	Teleflex Inc.	3.3%	$ 1,269,800

	Insurance
70,000	Tower Group Inc.	4.2%	$1,649,200

	Machinery
46,000	Graco Inc.		$1,638,060
48,000	IDEX Corp.		1,488,960
38,000	Nordson Corp.		1,866,180
		12.8%	$4,993,200

	Natural Gas
45,000	Energen Corp.		$2,037,600
53,000	Quicksilver Resources Inc. [1]		1,040,390
40,000	Southern Union Co.		826,000
		10.0%	$3,903,990

	Oil & Gas
35,000	Mariner Energy Inc. [1]		$717,500
95,000	Mitcham Industries Inc. [1]		958,550
68,000	W&T Offshore Inc.		1,855,720
		9.1%	$3,531,770

	Pharmaceuticals
10,000	Valeant Pharmaceuticals International [1]	0.5%	$204,700

	Professional Services
50,000	Administaff Inc.	3.5%	$1,361,000

	Retail
18,000	Build-A-Bear Workshop Inc. [1]		$131,040
20,000	Group 1 Automotive Inc.		434,600
70,000	Whole Foods Market Inc.		1,402,100
		5.0%	$1,967,740

	Semiconductor Capital Equipment
15,000	Cognex Corp.		$302,400
37,000	Cymer Inc. [1]		937,210
		3.2%	$1,239,610

	Semiconductors
190,000	Lattice Semiconductor Corp. [1]		$391,400
100,000	O2Micro International Ltd. (ADR) [1]		363,000
		1.9%	$754,400

	Software
21,000	Computer Programs & Systems Inc.		$607,950
85,000	Mentor Graphics Corp. [1]		964,750
38,000	Synopsys Inc. [1]		758,100
30,000	Websense Inc. [1]		670,500
		7.7%	$3,001,300

	Telecommunications Equipment
175,000	Ciena Corp. [1]		$1,764,000
50,000	Harmonic Inc. [1]		422,500
170,000	Powerwave Technologies Inc. [1]		673,200
		7.3%	$2,859,700

	Utilities
45,000	AGL Resources Inc.		$1,412,100
47,000	Black Hills Corp.		1,460,290
50,000	Ormat Technologies Inc.		1,816,500
50,000	Otter Tail Corp.		1,536,500
		15.9%	$6,225,390

	Total investment in equities
	(cost $40,986,702)	99.3%	$38,705,905

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
286,442	Janus Government Fund
	variable rate, 2.25%		$286,442
306,161	SSGA U.S. Government Fund
	variable rate, 1.85%		306,161
		1.5%	$592,603

	Total short-term securities
	(cost $592,603)	1.5%	$592,603

	Total securities
	(cost $41,579,305)	100.8%	$39,298,508

	Other assets and liabilities - net	-0.8%	$(309,068)

	Total net assets	100.0%	$38,989,440

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Small-Cap
Fund

Cost of long-term investments	$40,993,453
Unrealized appreciation	$1,175,650
Unrealized depreciation	(3,463,198)

Net unrealized appreciation (depreciation)	$(2,287,548)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Small-Cap Fund investments and other financial instruments which are carried at fair value, as of September 30, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$39,298,508	$-
Level 2	-	-
Level 3	-	-
Total	$39,298,508	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments as of September 30, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Building Materials
6,500	Simpson Manufacturing Co., Inc.	2.6%	$176,085

	Communications Equipment
1,000	QUALCOMM Inc.	0.6%	$42,970

	Computer Peripherals
6,000	Seagate Technology	1.1%	$72,720

	Data Processing
10,000	SEI Investments Co.	3.3%	$222,000

	Electric Motors
6,000	Baldor Electric Co.	2.5%	$172,860

	Financial Services
8,500	American Express Co.		$301,155
17,000	First Horizon National Corp. [1]		161,500
3,000	Goldman Sachs Group Inc.		384,000
5,000	Paychex Inc.		165,150
9,000	Wells Fargo & Co.		337,770
		20.0%	$1,349,575

	Home Products
2,000	WD-40 Co.	1.1%	$71,860

	Industrial Manufacturing
4,500	3M Co.	4.6%	$307,395

	Insurance
1,000	AFLAC Inc.	0.9%	$58,750

	Internet
800	Google Inc. [1]	4.8%	$323,992

	Machinery
8,500	Graco Inc.		$302,685
5,500	Nordson Corp.		270,105
		8.5%	$572,790

	Networking Products
5,000	Cisco Systems Inc. [1]	1.7%	$112,800

	Office Equipment
2,000	Canon Inc. (ADR)	1.1%	$75,500

	Oil & Gas
10,000	Valero Energy Corp.	4.5%	$303,000

	Pharmaceuticals
1,500	Novartis AG (ADR)	1.2%	$79,260

	Retail
500	Nordstrom Inc.		$14,410
4,500	Target Corp.		220,725
8,000	Walgreen Co.		247,680
11,000	Whole Foods Market Inc.		220,330
		10.3%	$703,145

	Semiconductors
8,500	Altera Corp.		$175,780
15,000	Intel Corp.		280,950
2,000	Linear Technology Corp.		61,320
15,000	Texas Instruments Inc.		322,500
3,000	Xilinx Inc.		70,350
		13.5%	$910,900

	Software
1,500	Adobe Systems Inc. [1]		$59,205
4,500	Autodesk Inc. [1]		150,975
13,000	Citrix Systems Inc. [1]		328,380
5,500	Intuit Inc. [1]		173,855
3,000	Microsoft Corp.		80,070
		11.7%	$792,485

	Telecommunications Equipment
20,000	Corning Inc.	4.6%	$312,800

	Total investment in equities
	(cost $7,069,558)	98.6%	$6,660,887

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
168,151	Janus Government Fund
	variable rate, 2.25%		$168,151
186,143	SSGA U.S. Government Fund
	variable rate, 1.85%		186,143
		5.2%	$354,294

	Total short-term securities
	(cost $354,294)	5.2%	$354,294

	Total securities
	(cost $7,423,852)	103.8%	$7,015,181

	Other assets and liabilities - net	-3.8%	$(259,474)

	Total net assets	100.0%	$6,755,707

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Workplace
Fund

Cost of long-term investments	$7,075,019
Unrealized appreciation	$240,265
Unrealized depreciation	(654,397)

Net unrealized appreciation (depreciation)	$(414,132)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Workplace Fund investments and other financial instruments which are carried at fair value, as of September 30, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$7,015,181	$-
Level 2	-	-
Level 3	-	-
Total	$7,015,181	$-

* Other financial instruments include futures and forwards, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 20, 2008

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 20, 2008